Offerings	Aug. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.750% Senior Notes due 2036
Amount Registered | shares	750,000,000
Maximum Aggregate Offering Price	$ 750,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 103,575.00
Offering Note	Note 1(a) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), Blue Owl Capital Inc. (the "Company") initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (Registration No. 333-279546), filed with the Securities and Exchange Commission (the "SEC") on May 20, 2024. This filing fee exhibit is in connection with a final prospectus supplement (the "prospectus supplement") dated August 12, 2026, filed by the Company and Additional Registrants with the SEC pursuant to Rule 424(b) of the Securities Act. Note 1(b) The notes issued by Blue Owl Finance LLC are fully and unconditionally guaranteed by the Company, Blue Owl Capital GP Holdings LLC, Blue Owl Capital GP LLC, Blue Owl Capital Holdings LP, Blue Owl Capital Carry LP, Blue Owl Capital Group LLC, Blue Owl GPSC Holdings LLC, Blue Owl Capital GP Holdings LP, Blue Owl GP Stakes GP Holdings LLC, Blue Owl Real Estate Holdings LP, Blue Owl Real Estate GP Holdings LLC and Blue Owl Capital Holdings LLC. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantees.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of 6.750% Senior Notes due 2036
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	See Notes 1(a) and 1(b).